Shareholder Fees - FidelityRealEstateIncomeFund-RetailPRO	Sep. 29, 2023 USD ($)
FidelityRealEstateIncomeFund-RetailPRO | Fidelity Real Estate Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none